Annual Fund Operating Expenses - Allspring Income Plus Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2028
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.38%)
Net Expenses (as a percentage of Assets)	0.70%